Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Consolidated Balance Sheets
Fixed maturity securities available for sale, amortized cost (in dollars)	$ 2,249,891	$ 2,315,654
Equity securities available for sale, cost (in dollars)	$ 122,347	$ 94,467
Common stock, average par value (in dollars per share)	$ 5	$ 5
Common stock, shares authorized	1,000,000	1,000,000
Common stock, shares issued	1,000,000	1,000,000
Common stock, shares outstanding	1,000,000	1,000,000